Loans Payable (Details)								1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 10, 2021 USD ($)	Aug. 05, 2021 USD ($)	Mar. 03, 2021 USD ($)	Feb. 10, 2021 USD ($)	Jun. 12, 2020 USD ($)	Jun. 10, 2020 USD ($)	Jun. 10, 2020 GBP (£)	May 19, 2021 USD ($)	May 31, 2020 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Aug. 09, 2023 shares	Apr. 05, 2023 shares	May 27, 2022 USD ($)	Sep. 30, 2021 USD ($)
Loans Payable (Details) [Line Items]
Interest expense										$ 11,633	$ 7,348	$ 34,796	$ 22,117			$ 1,636	£ 778
Interest expense related party										0	1,536		1,495
												0
Accrued interest														$ 37,960									$ 105,850
Accrued income										0		0		16,770
Financed in loans payable														1,060,890
Accrued interest			$ 12,452											1,051	£ 778
Repaid amount																						$ 41,312
Maximum loan amount (in Pounds) | £							£ 50,000
Aggregate principal amount					$ 150,000
Interest percentage					15.00%
Maturity date					Aug. 31, 2021
Aggregate amount			162,452
Principal amount			$ 150,000	$ 432,699
Directors and officers insurance policy																655,593
Bounce back loan scheme																4,724
First assurance funding to finance	$ 1,618,443
Total D&O insurance amount	$ 2,005,502
Monthly installment loans														$ 161,844
Loans payable percentage														10.00%	10.00%
Exchange an aggregate principal amount														$ 433,374
Aggregate accrued interest														$ 61,530
Aggregate shares (in Shares) | shares														4,124						667,000	400,000
Common stock price (in Dollars per share) | $ / shares														$ 120
Interest expense										11,634	$ 7,348	34,796	$ 22,117	$ 26,667		186,208
Interest income														1,490
Minimum [Member]
Loans Payable (Details) [Line Items]
Accrued interest														37,960		24,212
Interest expense																24,019
Maximum [Member]
Loans Payable (Details) [Line Items]
Accrued interest														$ 16,770		812
Interest expense																38,874
Bounce Back Loan Scheme [Member]
Loans Payable (Details) [Line Items]
Interest expense																		$ 702	£ 514
Interest percentage							2.50%
Accrued interest																702	£ 514
Cash proceed						$ 64,353	£ 50,000
PPP Loans [Member]
Loans Payable (Details) [Line Items]
Interest expense																1,051
Accrued interest										$ 66,415		$ 66,415
Loan proceeds									$ 53,051
Interest percentage														1.00%
Loan forgiveness amount		$ 9,670						$ 51,051
Financed in loans payable																							$ 2,000
Accrued interest																$ 163
Related Party [Member]
Loans Payable (Details) [Line Items]
Interest expense														$ 14,156